Capital Stock Activity (Details) (USD $)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Sale of shares pursuant to registered direct offering (in Shares)	9,090,911
Sale of shares pursuant to October 2010 equity purchase agreement (in Shares)	450,000	4,350,000	7,913,804
Issuance of shares in lieu of cash for fees incurred pursuant to February 2013 equity purchase agreement (in Shares)	375,000	179,701	211,055
Issuance of shares for conversion of 4% Convertible Notes (in Shares)	345,580
Issuance of shares for release of security interest in patents (in Shares)	250,000
Issuance of shares in lieu of cash for consultant (in Shares)	17,500	17,500
Sale of shares pursuant to registered direct offering	$ 5,000,001
Proceeds From Issuance Of Shares On Equity Purchase Agreement	303,000	(4,493,902)	(3,449,330)
Totals	$ 5,303,001	$ 13,560,862	$ 3,965,356
Convertible Notes Payable [Member]
Issuance of shares for conversion of 4% Convertible Notes (in Shares)		1,062,500	1,200,000